Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment
Schedule of property and equipment

	December 31,
	2023	2022
Machinery and equipment	$61	$582
Furniture and equipment	5	27
Computer hardware and software	78	136
Tooling and molds	6	199
Leasehold improvements	—	19
Construction in progress	—	66
	150	1,029
Less accumulated depreciation and amortization	(90)	(331)
Property and equipment, net	$60	$698